Statements of Operations (Parenthetical) - shares			3 Months Ended	12 Months Ended
	Oct. 25, 2021	Jul. 31, 2021	Oct. 31, 2022	Jul. 31, 2021	Jul. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		1,437,500
Common stock shares outstanding		2,156,250	2,448,500	2,156,250	2,448,500
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	718,750
Common stock shares outstanding	2,156,250
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock forfeiture		187,500	281,250	281,250